CONTINGENCY	12 Months Ended
Dec. 31, 2013
CONTINGENCY
CONTINGENCY

25.                               CONTINGENCY

As the social commerce business in China, which was operated by Nuomi remains at an early stage of development, currently there are no PRC laws or regulations specifically addressing the tax obligations associated to social commerce services. The Company believes it is appropriate and reports revenue on a net basis as set out in Note 2. However, if the relevant government authority were to determine that business tax or value added taxes should be paid on the gross amount of sales relating to the social commerce services, this would result in an increase in tax liability of approximately $6,957, $10,196 and $21,602 for the year ended December 31, 2011, 2012 and 2013, respectively. In addition, the PRC tax authorities may impose late payment fees and other penalties on the Company for any unpaid business taxes or value added taxes. However, the Company does not believe that the payment of such additional liabilities is probable